Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Financials Index ETF	Nov. 29, 2022
Fidelity MSCI Financials Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	35.10%
Past 5 years	12.58%
Since Inception	12.72%
Fidelity MSCI Financials Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	34.50%
Past 5 years	11.98%
Since Inception	12.08%
Fidelity MSCI Financials Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	21.15%
Past 5 years	9.90%
Since Inception	10.25%
IXWMZ
Average Annual Return:
Past 1 year	35.22%
Past 5 years	12.69%
Since Inception	12.84%	[1]
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Since Inception	15.26%	[1]

[1]	A From October 21, 2013